STATUTORY RESERVES AND RESTRICTED NET ASSETS - Condensed balance sheets of the parent company (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥)	Aug. 12, 2022 $ / shares shares
Current assets:
Cash and cash equivalents		¥ 7,773,182	$ 1,111,550	¥ 11,442,965	$ 1,636,322	¥ 19,634,716		¥ 19,413,202
Short-term Investments		39,579,961	5,659,859	41,317,700
Amounts due from subsidiaries and VIEs		409,867	58,610	379,218
Prepayments, receivables and other assets		3,726,128	532,829	4,642,824
Non-current assets:
Long-term investments, net		20,148,524	2,881,201	23,790,106
TOTAL ASSETS		116,668,178	16,683,327	133,149,283
Current liabilities
Accrued expenses and other current liabilities		7,588,077	1,085,080	7,268,505
Amounts due to related parties		348,467	49,830	391,446
TOTAL LIABILITIES		50,138,344	7,169,686	61,701,288
SHAREHOLDERS' EQUITY
Ordinary shares	[1]	450	64	461
Treasury shares		(848,433)	(121,324)	(949,410)
Additional paid-in capital		64,802,176	9,266,588	72,460,562
Accumulated other comprehensive income		290,029	41,474	609,112
Accumulated deficit		1,142,194	163,332	(1,723,881)
Total KE Holdings Inc. shareholders' equity		66,441,288	9,500,979	71,323,816
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		¥ 116,668,178	$ 16,683,327	¥ 133,149,283
Ordinary Shares, par value | $ / shares			$ 0.00002		$ 0.00002
Ordinary shares, shares authorized | shares		25,000,000,000	25,000,000,000	25,000,000,000	25,000,000,000
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares, par value | $ / shares			$ 0.00002		$ 0.00002		$ 0.00002		$ 0.00002
Ordinary shares, shares authorized | shares		24,114,698,720	24,114,698,720	24,114,698,720	24,114,698,720				24,114,698,720
Ordinary shares, shares issued | shares	[1]	3,366,778,024	3,366,778,024	3,479,616,986	3,479,616,986
Ordinary shares, shares outstanding | shares	[1]	3,233,808,859	3,233,808,859	3,337,567,403	3,337,567,403
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares, par value | $ / shares									$ 0.00002
Ordinary shares, shares authorized | shares		885,301,280	885,301,280	885,301,280	885,301,280				885,301,280
Ordinary shares, shares issued | shares		139,447,770	139,447,770	145,413,446	145,413,446
Ordinary shares, shares outstanding | shares		139,447,770	139,447,770	145,413,446	145,413,446
Parent
Current assets:
Cash and cash equivalents		¥ 646,909		¥ 40,415		¥ 9,414		¥ 12,818
Short-term Investments		2,771,550		1,946,964
Prepayments, receivables and other assets		3,495		7,641
Non-current assets:
Investment in subsidiaries		61,861,571		66,782,487
Net assets of the VIEs		2,931,280		2,744,068
Long-term investments, net		0		362,992
TOTAL ASSETS		69,649,626		73,361,356
Current liabilities
Accrued expenses and other current liabilities		45,209		168,079
TOTAL LIABILITIES		3,208,338		2,037,540
SHAREHOLDERS' EQUITY
Ordinary shares		450		461
Treasury shares		(848,433)		(949,410)
Additional paid-in capital		64,802,176		72,460,562
Accumulated other comprehensive income		290,029		609,112
Accumulated deficit		2,197,066		(796,909)
Total KE Holdings Inc. shareholders' equity		66,441,288		71,323,816
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		¥ 69,649,626		¥ 73,361,356
Ordinary Shares, par value | $ / shares			$ 0.00002		$ 0.00002
Ordinary shares, shares authorized | shares		25,000,000,000	25,000,000,000	25,000,000,000	25,000,000,000
Parent | Affiliated Entity
Current assets:
Amounts due from subsidiaries and VIEs		¥ 1,434,821		¥ 1,476,789
Current liabilities
Amounts due to related parties		¥ 3,163,129		¥ 1,869,461
Parent | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized | shares		24,114,698,720	24,114,698,720	24,114,698,720	24,114,698,720
Ordinary shares, shares issued | shares		3,366,778,024	3,366,778,024	3,479,616,986	3,479,616,986
Ordinary shares, shares outstanding | shares		3,233,808,859	3,233,808,859	3,337,567,403	3,337,567,403
Parent | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized | shares		885,301,280	885,301,280	885,301,280	885,301,280
Ordinary shares, shares issued | shares		139,447,770	139,447,770	145,413,446	145,413,446
Ordinary shares, shares outstanding | shares		139,447,770	139,447,770	145,413,446	145,413,446

[1]	Excluding the Class A ordinary shares registered in the name of the depositary bank for future issuance of ADSs upon the exercise or vesting of awards granted under our share incentive plans and the Class A ordinary shares repurchased but not cancelled in the form of ADSs.